Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Capital Appreciation Fund, Inc.
Entity Central Index Key	0000887509
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000006956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$63	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%	[1]
Net Assets	$ 3,824,827,744
Holdings Count | Holding	42
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,824,827,744
Number of Portfolio Holdings	42
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	52.7%
Communication Services	13.6%
Consumer Discretionary	12.9%
Financials	7.2%
Health Care	7.1%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(b)Excludes short-term securities.
C000088417 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Class K Shares
Trading Symbol	BFGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$33	0.62%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[2]
Net Assets	$ 3,824,827,744
Holdings Count | Holding	42
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,824,827,744
Number of Portfolio Holdings	42
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	52.7%
Communication Services	13.6%
Consumer Discretionary	12.9%
Financials	7.2%
Health Care	7.1%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(b)Excludes short-term securities.
C000006954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$89	1.67%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.67%	[3]
Net Assets	$ 3,824,827,744
Holdings Count | Holding	42
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,824,827,744
Number of Portfolio Holdings	42
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	52.7%
Communication Services	13.6%
Consumer Discretionary	12.9%
Financials	7.2%
Health Care	7.1%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(b)Excludes short-term securities.
C000006952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$49	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[4]
Net Assets	$ 3,824,827,744
Holdings Count | Holding	42
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,824,827,744
Number of Portfolio Holdings	42
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	52.7%
Communication Services	13.6%
Consumer Discretionary	12.9%
Financials	7.2%
Health Care	7.1%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(b)Excludes short-term securities.
C000006955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.67%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[5]
Net Assets	$ 3,824,827,744
Holdings Count | Holding	42
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,824,827,744
Number of Portfolio Holdings	42
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	52.7%
Communication Services	13.6%
Consumer Discretionary	12.9%
Financials	7.2%
Health Care	7.1%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.